Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 20% Portfolio

September 30, 2020

VF20-QTLY-1120
1.837319.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 24.8%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	173,878	$1,264,094
Fidelity Contrafund (a)	247,399	4,126,612
Fidelity Emerging Asia Fund (a)	38,100	2,368,686
Fidelity Emerging Markets Discovery Fund (a)	194,873	2,734,074
Fidelity Emerging Markets Fund (a)	363,814	14,352,447
Fidelity Equity-Income Fund (a)	102,385	5,657,801
Fidelity Europe Fund (a)	51,667	1,910,642
Fidelity Gold Portfolio (a)	299,117	9,709,332
Fidelity International Capital Appreciation Fund (a)	175,452	4,405,590
Fidelity International Discovery Fund (a)	89,656	4,273,005
Fidelity International Enhanced Index Fund (a)	399,280	3,589,525
Fidelity International Small Cap Fund (a)	80,667	2,065,869
Fidelity International Small Cap Opportunities Fund (a)	99,630	2,129,100
Fidelity International Value Fund (a)	376,012	2,703,527
Fidelity Japan Fund (a)	204,460	3,620,985
Fidelity Japan Smaller Companies Fund (a)	56,360	966,004
Fidelity Large Cap Value Enhanced Index Fund (a)	133,784	1,640,196
Fidelity Low-Priced Stock Fund (a)	158,163	6,826,298
Fidelity Overseas Fund (a)	369,961	19,759,597
Fidelity Pacific Basin Fund (a)	50,314	1,994,428
Fidelity Real Estate Investment Portfolio (a)	111,573	4,224,150
Fidelity Stock Selector All Cap Fund (a)	2,192,230	113,250,605
Fidelity U.S. Low Volatility Equity Fund (a)	591,304	6,007,649
Fidelity Value Discovery Fund (a)	98,537	2,697,946
TOTAL EQUITY FUNDS
(Cost $192,574,174)		222,278,162

Fixed-Income Funds - 49.2%
Fidelity High Income Fund (a)	1,395,960	11,753,987
Fidelity Inflation-Protected Bond Index Fund (a)	4,518,623	49,614,482
Fidelity New Markets Income Fund (a)	584,481	8,363,917
Fidelity U.S. Bond Index Fund (a)	29,631,590	371,580,139
TOTAL FIXED-INCOME FUNDS
(Cost $399,270,821)		441,312,525

Money Market Funds - 25.1%
Fidelity Cash Central Fund 0.10% (b)
(Cost $225,334,682)	225,289,624	225,334,682
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/15/20 to 12/24/20 (c)
(Cost $3,279,541)	3,280,000	3,279,528
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $820,459,218)		892,204,897
NET OTHER ASSETS (LIABILITIES) - 0.5%		4,401,208
NET ASSETS - 100%		$896,606,105

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	46	Dec. 2020	$4,262,360	$(81,357)	$(81,357)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	146	Dec. 2020	24,469,600	(159,743)	(159,743)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	9	Dec. 2020	1,978,950	(12,997)	(12,997)
TOTAL FUTURES CONTRACTS					$(254,097)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.9%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,719,592.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$300,435
Total	$300,435

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$1,448,405	$--	$--	$--	$--	$(184,311)	$1,264,094
Fidelity Contrafund	4,913,777	771,137	2,400,325	34,943	217,317	624,706	4,126,612
Fidelity Diversified International Fund	3,559,565	36,879	3,127,021	--	(173,369)	(296,054)	--
Fidelity Emerging Asia Fund	1,724,288	47,420	33,423	--	(2,896)	633,297	2,368,686
Fidelity Emerging Markets Discovery Fund	2,804,685	80,757	58,477	--	(10,955)	(81,936)	2,734,074
Fidelity Emerging Markets Fund	12,656,964	337,629	240,835	--	(29,035)	1,627,724	14,352,447
Fidelity Equity-Income Fund	4,783,665	1,994,426	752,985	55,297	(37,108)	(330,197)	5,657,801
Fidelity Europe Fund	1,639,377	386,020	134,298	--	(16,925)	36,468	1,910,642
Fidelity Gold Portfolio	5,929,232	2,097,017	372,074	39,448	(27,729)	2,082,886	9,709,332
Fidelity High Income Fund	--	11,129,486	227,390	224,784	(801)	852,692	11,753,987
Fidelity Inflation-Protected Bond Index Fund	45,113,866	10,407,215	10,132,198	107,831	232,815	3,992,784	49,614,482
Fidelity International Capital Appreciation	1,061,688	2,825,928	110,950	--	(5,351)	634,275	4,405,590
Fidelity International Discovery Fund	2,941,018	1,219,807	138,630	--	(8,430)	259,240	4,273,005
Fidelity International Enhanced Index Fund	3,212,518	856,580	240,102	--	(33,425)	(206,046)	3,589,525
Fidelity International Small Cap Fund	1,949,728	424,006	131,927	--	(19,325)	(156,613)	2,065,869
Fidelity International Small Cap	1,893,623	414,639	228,721	--	(1,458)	51,017	2,129,100
Fidelity International Value Fund	2,280,114	876,858	169,439	--	(30,043)	(253,963)	2,703,527
Fidelity Investments Money Market Prime	149,641,174	14,321,930	164,022,354	684,573	71,109	(11,859)	--
Fidelity Japan Fund	7,415,567	724,856	4,840,680	--	515,983	(194,741)	3,620,985
Fidelity Japan Smaller Companies Fund	3,373,246	--	2,251,431	--	138,772	(294,583)	966,004
Fidelity Large Cap Value Enhanced Index Fund	--	1,691,228	155,495	--	10,587	93,876	1,640,196
Fidelity Long-Term Treasury Bond Index Fund	8,167,893	3,999,616	13,642,752	102,414	2,440,326	(965,083)	--
Fidelity Low-Priced Stock Fund	4,633,556	3,584,551	855,311	361,459	(108,795)	(427,703)	6,826,298
Fidelity Mega Cap Stock Fund	7,094,651	232,405	6,042,374	--	(1,785,033)	500,351	--
Fidelity New Markets Income Fund	8,133,255	1,104,957	457,956	253,945	(24,855)	(391,484)	8,363,917
Fidelity Overseas Fund	11,587,622	8,025,710	1,055,036	--	(100,750)	1,302,051	19,759,597
Fidelity Pacific Basin Fund	939,343	847,031	75,712	--	(4,166)	287,932	1,994,428
Fidelity Real Estate Investment Portfolio	8,187,298	547,951	2,648,448	111,662	(1,225,248)	(637,403)	4,224,150
Fidelity Stock Selector All Cap Fund	90,810,513	18,828,944	5,444,767	--	(542,746)	9,598,661	113,250,605
Fidelity U.S. Bond Index Fund	348,364,263	62,509,014	57,200,915	5,841,833	348,721	17,559,056	371,580,139
Fidelity U.S. Low Volatility Equity Fund	--	6,293,999	794,369	1,906	45,385	462,634	6,007,649
Fidelity Value Discovery Fund	2,303,165	949,297	360,748	19,523	(6,343)	(187,425)	2,697,946
	$748,564,059	$157,567,293	$278,347,143	$7,839,618	$(173,771)	$35,980,249	$663,590,687

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.